      As filed with the Securities and Exchange Commission on June 11, 1999
                                                              File No. 2-77283
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-4

             REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933        /X/
                                        -

                       Pre-Effective Amendment No. ___                  / /

                       Post-Effective Amendment No. 26                  /X/

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT of 1940                        /X/

                              Amendment No. 29                          /X/

                                  -------------

                    Penn Mutual Variable Annuity Account III
                           (Exact Name of Registrant)

                                  -------------

                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  -------------

                                600 Dresher Road
                           Horsham, Pennsylvania 19044
              (Address of Principal Executive Offices of Depositor)
                   Depositor's Telephone Number: 215-956-8000

                                  -------------
                                Richard F. Plush
                      Vice President, Products and Programs
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
                     (Name and Address of Agent for Service)

                                    Copy to:
                                C. Ronald Rubley
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

                                  -------------

 It is proposed that this filing will become effective (check appropriate box)

            x  immediately upon filing pursuant to paragraph (b) of Rule 485
           ---
               on May 1, 1999 pursuant to paragraph (b) of Rule 485
           ---
               60 days after filing pursuant to paragraph (a) of Rule 485
           ---
               on (date) pursuant to paragraph (a) of Rule 485
           ---

                              CROSS REFERENCE SHEET
================================================================================

                                                                                   Location in Statement of
Form N-4 Item Number                        Location in Prospectuses               Additional Information
--------------------                        ------------------------               ----------------------
Item  1.     Cover Page                     Cover Page                             N/A

Item  2.     Definitions                    Glossary                               N/A

Item  3.     Synopsis                       Cover Page; Expenses                   N/A
             or Highlights

Item  4.     Condensed Financial            Condensed Financial                    N/A
             Information                    Information

Item  5.     General Description            The Penn Mutual Life                   N/A
             of Registrant, Depositor       Insurance Company;
             and Portfolio Companies        The Separate Account

Item  6.     Deductions                     The Contract - What Charges            N/A
             and Expenses                   Do I Pay?

Item  7.     General Description of         The Contract                           N/A
             of Variable Annuity
             Contracts

Item  8.     Annuity Period Options         The Contract - What Types of           N/A
                                            Payments May I Choose?

Item  9.     Death Benefit On Death         The Contract - What are the            N/A
                                            the Death Benefits Under My
                                            Contract?

Item 10.     Purchases and                  The Contract - How Do I Purchase       N/A
             Contract Value                 a Contract?
                                            The Separate Account
                                            - Accumulation Unit Value

Item 11.     Redemptions                    The Contract - May I Withdraw          N/A
                                            Any of My Money?

Item 12.     Taxes                          Federal Income Tax                     N/A
                                            Considerations

Item 13.     Legal Proceedings              N/A                                    N/A


                              CROSS REFERENCE SHEET

                                                                                   Location in Statement of
Form N-4 Item Number                        Location in Prospectuses               Additional Information
--------------------                        ------------------------               ----------------------
Item 14.     Table of Contents of           Statement of Additional                N/A
             Statement of Additional        Information Contents
             Information

Item 15.     Cover Page                     N/A                                    Cover Page

Item 16.     Table of Contents              N/A                                    Cover Page

Item 17.     General Information            N/A                                    N/A
             and History

Item 18.     Services                       N/A                                    Administrative and
                                                                                   Recordkeeping Services;
                                                                                   Custodian; Auditors

Item 19.     Purchase of Securities         The Contract - How Do I Purchase       Distribution of
             Being Offered and Expenses     A Contract?  The Contract - May I      Contracts and
                                            Transfer Money Among Subaccounts       Certificates
                                            and Fixed Interest Accounts? The
                                            Contract - What Charges Do I Pay?

Item 20.     Underwriters                   N/A                                    Distribution of Contracts
                                                                                   and Certificates

Item 21.     Calculation of                 N/A                                    Performance Data
             Performance Data

Item 22.     Annuity Payments               N/A                                    Variable Annuity
                                                                                   Payments

Item 23.     Financial Statements           N/A                                    Financial Statements

                                     PART A
                                     ------


                      Information Required in a Prospectus
                      ------------------------------------


The Prospectuses filed with the Commission on May 26, 1999 pursuant to Rule 497(d) (CIK No. 0000702184) (Accession No. 0000950116-99-001105) are
incorporated herein by reference.

                                     PART B
                                     ------


                       Information Required in a Statement
                       -----------------------------------

                            of Additional Information
                            -------------------------

The Statement of Additional Information filed with the Commission on May 26, 1999 pursuant to Rule 497(d) (CIK No. 0000702184) (Accession No.
0000950116-99-001105) is incorporated herein by reference.

                                     PART C
                                     ------


                                Other Information
                                -----------------

Item 24. Financial Statements and Exhibits

         (a)   Financial Statements included in Part B:

               Financial Statements of Penn Mutual Variable Annuity Account III:

               Report of Independent Auditors
               Statement of Assets and Liabilities - December 31, 1998 and 1997 Statement of Operations - For the years ended December 31, 1998,
                      1997 and 1996
               Statements of Changes in Net Assets - For the years ended
                      December 31, 1998, 1997 and 1996
               Notes to Financial Statements

               Financial Statements of The Penn Mutual Life Insurance Company:

               Report of Independent Auditors
               Statements of Financial Condition at December 31, 1998, and 1997 Statements of Operations and Surplus for the years ended December 31, 1998, 1997, and 1996
               Statements of Cash Flows for the years ended December 31, 1998,
                      1997 and 1996
               Notes to Financial Statements

         (b)   Exhibits

               1.     (a)     Resolutions of Executive Committee of Board of
                              Trustees of The Penn Mutual Life Insurance
                              Company authorizing the establishment of the Registrant. Incorporated herein by reference to
                              Exhibit 1(a) to the Registration Statement filed on September 3, 1998 (File No. 333-62811 and
                              Accession No. 0001036050-98-001504).

                      (b) Resolutions of Executive Committee of Board of Trustees of The Penn Mutual Life Insurance Company authorizing investments of the Registrant. Incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement filed on April 27, 1999 (File No. 333-62825 and Accession No.
                              0000950116-99-000834).

               2.             Not applicable.

               3.     (a)     Sales Support Agreement between The Penn Mutual
                              Life Insurance Company and Horner, Townsend &
                              Kent, Inc., a wholly-owned subsidiary of Penn
                              Mutual. Incorporated herein by reference to
                              Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement filed on November
                              30, 1998 (File No. 333-62811 and Accession No.
                              0001036050-98-002055).

                      (b) Form of Distribution Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual). Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement filed on November 30, 1998 (File No. 333-62811 and Accession No. 0001036050-98-002055).

                      (c) Form of Agent's Agreement relating to broker-dealer supervision. Incorporated herein by reference to Exhibit 3(c) to the Registration Statement filed on September 3, 1998 (File No. 333-62811 Accession No. 0001036050-98-002055).

                      (d) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to
                              Exhibit 3(d) to Pre-Effective Amendment No.
                              1 to the Registration Statement on Form N-4 filed on November 30, 1998 (File No.
                              333-62811 Accession No. 0001036050-98-002055).

                      (e) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws. Incorporated herein by reference to Exhibit 3(e) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 27, 1999 (File No. 333-62825 Accession No. 0000950116-99-000834).

               4.     (a)     Group Variable and Fixed Annuity Contract
                              (primarily for Section 403(b) retirement plans)
                              (Form GDI-385) and Certificate issued under the Contract (Form EB 1611). Previously filed as
                              Exhibit 4(a) to this Registration Statement on
                              April 28, 1999 (Accession No. 0000950116-
                              99-000851) and incorporated herein by reference.

                      (b) Individual Variable Annuity Contract (Form DI-1182-V). Previously filed as Exhibit 4(b) to this Registration Statement on April 28, 1999 (Accession No. 0000950116-99-000851) and
                              incorporated herein by reference.

                      (c) Endorsement No. 1309-82 to Individual Variable Annuity Contract. Previously filed as Exhibit 4(c) to this Registration Statement on April 28, 1999 (Accession No. 0000950116-99-000851) and
                              incorporated herein by reference.

                      (d) Individual Variable and Fixed Annuity Contract - Flexible Purchase Payments (Form DV-790). Previously filed as Exhibit 4(d) to this Registration Statement on April 28, 1999 (Accession No. 0000950116-99-000851) and
                              incorporated herein by reference.

                      (e) Endorsement No. 1536-90 to Individual Variable and Fixed Annuity Contract. Previously filed as
                              Exhibit 4(e) to this Registration Statement on April 28, 1999 (Accession No. 0000950116-99-
                              000851) and incorporated herein by reference.

                      (f) Endorsement No. 1534-96 to Individual Variable and Fixed Annuity Contract. Previously filed as
                              Exhibit 4(f) to this Registration Statement on April 28, 1999 (Accession No. 0000950116-99-
                              000851) and incorporated herein by reference.

                      (g) Endorsement No. 1542-97 to Individual Variable and Fixed Annuity Contract. Previously filed as
                              Exhibit 4(g) to this Registration Statement on April 28, 1999 (Accession No. 0000950116-99-
                              000851) and incorporated herein by reference.

                      (h) Endorsement No. 1504-94 to 403(b) Policy Loan. Previously filed as Exhibit 4(h) to this Registration Statement on April 28, 1999 (Accession No. 0000950116-99-000851) and
                              incorporated herein by reference.

                      (i) Individual Variable Annuity Contract - Flexible Purchase Payments. Filed herewith.

                      (j) Group Variable and Fixed Annuity Contract - Flexible Purchase Payments Participating. Filed herewith.

                      (k) Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Filed herewith.

                      (l) Group Variable and Fixed Annuity Contract - Flexible Purchase Payments - Participating. Filed herewith.

                      (m) Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Filed herewith.

                      (n) Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Filed herewith.

               5.     (a)     Application (Form EB 1610) for participation
                              in Group Variable and Fixed Annuity Contract.
                              Previously filed as Exhibit 5(a) to
                              this Registration Statement on April 28, 1999
                              (Accession No. 0000950116-99-000851) and
                              incorporated herein by reference.

                      (b) Application (Form PM3502 11/94) for Individual Variable and Fixed Annuity Contract. Previously filed as Exhibit 5(b) to this Registration Statement on April 28, 1999 (Accession No. 0000950116-99-000851) and incorporated herein by reference.

               6.     (a)     Charter of The Penn Mutual Life Insurance Company
                              (May 1983). Incorporated herein by reference to
                              Exhibit 6(a) to this Registration Statement on
                              Form N-4 filed on September 3, 1998 (File No.
                              333-62811 and Accession No. 0001036050-98-
                              001504).

                      (b) By-laws of The Penn Mutual Life Insurance Company, as amended through February 21, 1997. Incorporated herein by reference to Exhibit 6(b) to the Registration Statement filed on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504).

               7.     None.

               8.     (a)(1)  Form of Sales Agreement between The Penn Mutual
                              Life Insurance Company and Neuberger & Berman Advisers Management Trust. Previously filed as
                              Exhibit 8(b)(1) to the Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and
                              incorporated herein by reference.

                      (a)(2) Form of Assignment and Modification Agreement between Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and The Penn Mutual Life Insurance Company. Previously filed as Exhibit 8(b)(2) to the Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and
                              incorporated herein by reference.

                      (a)(3) Amendment to Fund Participation Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Previously filed as Exhibit 8(b)(3) to Post-Effective Amendment No.5 to the Registration Statement of Penn Mutual Variable Life Account I on April 30, 1997 (File No. 33-54662 and Accession No. 0000950109-97-003328) and incorporated herein by reference.

                      (b) Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Previously filed as Exhibit 8(c) to the Registration Statement on September 3,

                              1998 (File No. 333-62811 and Accession No.
                              0001036050-98-001504) and incorporated herein by reference.

                      (c) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Previously filed as Exhibit 8(d) to the Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

                      (d) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Previously filed as Exhibit 8(e) to the Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

                      (e) Participation Agreement between The Penn Mutual Life Insurance Company, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and Miller Andersen & Sherrerd LLP. Previously filed as Exhibit 8(f) to Post-Effective Amendment No. 2 to the Registration Statement of PIA Variable Annuity Account I on April 30, 1998 (File No. 33-83120 and Accession No. 0000950109-97-
                              003327) and incorporated herein by reference.

               9. Opinion and Consent of Franklin L. Best, Jr., Esq., Associate General Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered. Filed herewith.

               10.    (a)     Consent of Ernst & Young LLP, Independent
                              Auditors. Previously filed as Exhibit 10(a) to this Registration Statement on April 28, 1999
                              (Accession No. 0000950116-99-000851) and
                              incorporated herein by reference.

                      (b) Consent of Morgan, Lewis & Bockius LLP. Previously filed as Exhibit 10(b) to this Registration Statement on April 28, 1999 (Accession No. 0000950116-99-000851) and incorporated herein by reference.

               11.    None.

               12.    None.

               13. Schedule for Computation of Performance Quotations. Previously filed as Exhibit 13 to this Registration Statement on April 28, 1999 (Accession No.
                      0000950116-99-000851) and incorporated herein by reference.

               14.    (a)     Powers of Attorney of Trustees (except Ms. Bloch
                              and Messrs. Notebaert and Rock). Incorporated herein by reference to Exhibit 14(a) to Post-Effective Amendment No. 22 to this
                              Registration Statement filed on April 29, 1997.

                      (b) Powers of Attorney of Edmond F. Notebaert and Robert H. Rock. Incorporated herein by reference to Exhibit 14(b) to Post-Effective Amendment No. 24 to this Registration Statement on Form N-4 filed on April 24, 1998 (Accession No. 0001036050-98-001504).

                      (c) Power of Attorney for Julia Chang Bloch. Filed herewith.

Item 25.       Directors and Officers of the Depositor

               The following table sets forth the names of the officers and trustees of the Depositor who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Depositor.


Robert E. Chappell                               Nancy S. Brodie
Chairman of the Board and Chief                  Executive Vice President and
Executive Officer and Member of                  Chief Financial Officer
the Board of Trustees
                                                 Peter M. Sherman
Daniel J. Toran                                  Executive Vice President and
President and Chief Operating                    Chief Investment Officer
Officer and Member of the Board of
Trustees
                                                 Ann M. Strootman
Larry L. Mast                                    Vice President and Controller
Executive Vice President, Sales and
Marketing                                        Steven M. Herzberg
                                                 Assistant Vice President
Harold E. Maude, Jr.                             and Treasurer
Senior Vice President,
Independence Financial Network                   James McElwain
                                                 Assistant Vice President,
Richard F. Plush                                 Retirement and Investment Sales
Vice President and Senior Actuary                Operations

John M. Albanese                                 George W. Bentham
Senior Vice President, Customer Service          Senior Vice President, Career
and Information Systems                          Agency System

Frederick M. Rackovan
Vice President, Insurance Service

               Ralph I. Pence
               Vice President and Chief Actuary


               The business address of the director and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

                                       Penn Mutual Wholly-Owned Subsidiaries
                                       -------------------------------------

Corporation                             Principal Business                          State of Incorporation
-----------                             ------------------                          ----------------------
The Penn Insurance and                  Life Insurance and Annuities                Delaware
Annuity Company

Independence Capital                    Investment Adviser                          Pennsylvania
Management, Inc.

Penn Janney Fund, Inc.                  Investments                                 Pennsylvania

Independence Square                     Holding Company                             Pennsylvania
Properties, Inc.

The Pennsylvania Trust                  Trust Company                               Pennsylvania
Company

                                       Independence Square Properties, Inc.
                                             Wholly-Owned Subsidiaries
                                             -------------------------

Corporation                             Principal Business                          State of Incorporation
-----------                             ------------------                          ----------------------
Indepro Corporation                     Real Estate Investment                      Delaware

WPI Investment Company                  Real Estate Investment                      Delaware

Hornor, Townsend & Kent,                Registered Broker-Dealer and                Pennsylvania
Inc.                                    Investment Adviser

Janney Montgomery Scott                 Registered Broker-Dealer and                Delaware
Inc.                                    Investment Adviser


                                              Indepro Corporation
                                            Wholly-Owned Subsidiaries
                                            -------------------------

Corporation                             Principal Business                          State of Incorporation
-----------                             ------------------                          ----------------------
Indepro Property Fund I                 Real Estate Investment                      Delaware
Corporation

Indepro Property Fund II                Real Estate Investment                      Delaware
Corporation

Commons One Corporation                 Real Estate Investment                      Delaware

West Hazleton, Inc.                     Real Estate Investment                      Delaware


                                           Janney Montgomery Scott, Inc.
                                             Wholly-Owned Subsidiaries
                                             -------------------------

Corporation                             Principal Business                          State of Incorporation
-----------                             ------------------                          ----------------------
Addison Capital                         Investment Adviser                          Pennsylvania
Management, Inc.

JMS Resources, Inc.                     Oil and Gas Development                     Pennsylvania

JMS Investor Services, Inc.             Insurance Sales                             Delaware


Item 27.       Number of Contract Owners

               As of March 31, 1999, there were:

               28,910 owners of qualified individual variable annuity contracts; 23,083 owners of qualified group variable annuity contracts;
               521 owners of certificates issued under qualified group variable annuity contracts;
               and
               7,892 owners of nonqualified individual variable annuity contracts.

Item 28.       Indemnification

               Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to Post-Effective

               Amendment No. 12 to this Registration Statement and are incorporated in this Post-Effective Amendment by reference.

               Pennsylvania law (15 Pa. C.S.A. ss.ss. 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

               Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

               Selling Agreements entered into by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.       Principal Underwriters

               Hornor Townsend & Kent, Inc. serves as principal underwriters of the securities of the Registrant.

               Hornor Townsend & Kent, Inc. serves as principal underwriter for Addison Capital Shares, Inc., a registered investment company.

               Hornor, Townsend & Kent, Inc. - Directors and Officers
               ------------------------------------------------------

               John J. Gray, Director and Chairman of the Board
               Larry L. Mast, Director
               Nina M. Mulrooney, Director
               Norman T. Wilde, Jr., Director
               Daniel J. Toran, Director
               Ronald C. Zimmerman, Director, President
                 and Chief Executive Officer
               Michael D. Sweeney, Vice President, Compliance and Secretary Edward G. Pecelli, Vice President, Sales and Marketing
               Laura M. Ritzko, Assistant Secretary

               Henry S. Buck, Assistant Vice President and Assistant Treasurer Barbara S. Wood, Senior Vice President, Finance and Treasurer Joseph R. Englert, Vice President, Trading and Operations Franklin L. Best, Jr., Counsel
               Constance Flaville, Assistant Secretary

               The principal business address of Messrs. Gray and Wilde is Janney, Montgomery, Scott Inc., 1801 Market Street, Philadelphia, Pennsylvania. The principal business address of Mses. Mulrooney and Ritzko and Messrs. Mast, Toran and Best is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172. The principal business address of the other directors and officers is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, Pennsylvania.

               Commissions and Other Compensation Received By Each Principal Underwriter During Last Fiscal Year

                       Net Underwriting
Name of Principal      Discounts and         Compensation       Brokerage        Other
Underwriter            Commissions           on Redemption      Commissions      Compensation
---------------------- --------------------  -----------------  ---------------- ------------------
Hornor, Townsend       $ 450,661             0                  0                0
& Kent, Inc.

Item 30.       Location of Accounts and Records

               The name and address of the person who maintains physical possession of each account, book or other documents required by
               Section 31(a) of the Investment Company Act of 1940 is as follows:

               The Penn Mutual Life Insurance Company
               600 Dresher Road
               Horsham, Pennsylvania  19044

Item 31.       Management Services

               See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

Item 32.       Undertakings

               The Penn Mutual Life Insurance Company hereby undertakes:

               (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

               (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

               (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

               Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

               The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Combination Variable and Fixed Annuity Contract and the Variable Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No.26 of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, by the undersigned, thereunto duly authorized, in the Township of Horsham and Commonwealth of Pennsylvania on this 28th day of May, 1999.


                                      PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                                         (Registrant)


                                By:  THE PENN MUTUAL LIFE INSURANCE COMPANY
                                         (Depositor)


                                By:  /s/ Robert E. Chappell
                                         -------------------------------------
                                         Robert E. Chappell
                                         Chairman of the Board of Trustees
                                         and Chief Executive Officer


         As required by the Securities Act of 1933, this Post-Effective Amendment No. 26 to the Registration Statement has been signed by the following persons, in the capacities indicated, on the 28th day of May, 1999.


Signature                                   Title
---------                                   -----

/s/Robert E. Chappell                       Chairman of the Board of Trustees
-------------------------                   and Chief Executive Officer
Robert E. Chappell

/s/Nancy S. Brodie                          Executive Vice President and
-------------------------                   Chief Financial Officer
Nancy S. Brodie

*JULIA CHANG BLOCH                          Trustee

*JAMES A. HAGEN                             Trustee

*PHILLIP E. LIPPINCOTT                      Trustee

*JOHN F. MCCAUGHAN                          Trustee

*ALAN B. MILLER                             Trustee

*EDMOND F. NOTEBAERT                        Trustee

*ROBERT H. ROCK                             Trustee

*DANIEL J. TORAN                            Trustee

*NORMAN T. WILDE, JR.                       Trustee

*WESLEY S. WILLIAMS, JR.                    Trustee



*By:   /s/Robert E. Chappell
       -----------------------------------
       Robert E. Chappell, attorney-in-fact

                                  EXHIBIT INDEX


EX-99.B4(i)    Individual Variable Annuity Contract - Flexible Purchase Payments

EX-99.B4(j)    Group Variable and Fixed Annuity Contract - Flexible Purchase
               Payments Participating.

EX-99.B4(k)    Group Variable and Fixed Annuity Certificate - Flexible Purchase
               Payments.

EX-99.B4(l)    Group Variable and Fixed Annuity Contract - Flexible Purchase
               Payments - Participating.

EX-99.B4(m)    Group Variable and Fixed Annuity Certificate - Flexible Purchase
               Payments.

EX-99.B4(n)    Group Variable and Fixed Annuity Certificate - Flexible Purchase
               Payments.

EX-99.B9 Opinion of Franklin L. Best, Jr., Esq., Associate General Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered.

EX-99.B14(c)   Power of Attorney for Julia Chang Bloch.